Receivables - Summary of Information About Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
(a) Receivables (current)
Trade receivables	$ 948	$ 972
Other receivables	630	1,270
Loans receivable	153	133
Lease receivables	11	9
Interest receivable	9	6
Total	1,751	2,390
(b) Receivables (non-current)
Other receivables	95	51
Loans receivable	663	776
Lease receivables	65	49
Total	$ 823	876
Other current receivables, reimbursements		$ 715
Bottom of range
(b) Receivables (non-current)
Interest free and settlement terms (in days)	14 days
Top of range
(b) Receivables (non-current)
Interest free and settlement terms (in days)	30 days